RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - Oniva International Services Corp. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Salaries And Benefits	$ 974	$ 953
Office And Miscellaneous	480	482
Other related party transactions	$ 1,454	$ 1,435